Stock Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Based Compensation

Note 13 - Stock Based Compensation

The Company’s stock-based awards that result in compensation expense consist of restricted stock units (RSUs) and restricted stock awards (RSAs). As of December 31, 2021, the Company had 1,749,526 shares available for grant under its stock plans. As of December 31, 2021, the total unrecognized compensation cost related to all unvested stock-based compensation awards was $3.8 million is expected to be recognized over the next four years. RSUs generally vest over three years and RSAs generally vest from one to four years.

Restricted Stock Units (RSUs)

The following table summarizes the Company’s RSU activity:

		Weighted Average
	Restricted Stock	Award Date Fair
	Units	Value Per Share
Restricted Stock at January 1, 2021	-	$-
Added	403,000	$5.21
Forfeiture	(500)	$5.16
Vested	(3,500)	$5.73
Restricted Stock at December 31, 2021	399,000	$5.20

The fair value of RSUs is determined based on the closing market price of the Company’s stock on the grant date.

There were 3,500 RSUs that vested in 2021.

Restricted Stock Awards (RSAs)

The following table summarizes the Company’s RSA activity:

		Weighted Average		Weighted Average
	Restricted Stock	Award Date Fair Value	Director	Award Date Fair Value
	Awards	Per Share	Stock Awards	Per Share
Restricted Stock at January 1, 2021	-			$—
Added	578,250	$5.45	22,184	$5.70
Forfeiture	(187,500)	$5.73		$—
Vested	(62,250)	$5.33	(22,184)	$5.70
Restricted Stock at December 31, 2021	328,500	$5.31	-	$—

The fair value of RSAs is determined based on the closing market price of the Company’s stock on the grant date.

There were 62,250 RSAs that vested in 2021.

Stock Based Compensation Expense

The Company has a long-term incentive plan under which the Compensation Committee of the Board of Directors has the authority to grant share-based awards to Company employees and non-employees. Share based compensation costs associated with RSUs and RSAs grants are recorded as a separate component of Selling Expenses on the consolidated statements of income. Share-based compensation expense for service-based awards that contain a graded vesting schedule is recognized net of estimated forfeitures for plan participants on a straight-line basis.